Commitments and Contingencies - Schedule of Maturities of Operating Lease Liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Maturities of Operating Lease Liabilities [Abstract]
2026	$ 86,395	$ 172,790
2027 and beyond	407,177	407,176
Total	493,572	579,966
Less: amount representing interest	(64,298)	(87,614)
Present value of future minimum lease payments	429,274	492,352	$ 584,419
Less: current obligations under leases	(138,644)	(129,378)	(96,937)
Long-term lease obligations	$ 290,630	$ 362,974	$ 487,482